Description of Organization and Business Operations	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consonance-HFW Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 21, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of December 31, 2020, the Company had not commenced any operations. All activity for the period from August 21, 2020 (inception) through December 31, 2020 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income
in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering became effective on November 18, 2020. On November 23, 2020, the Company consummated the Initial Public Offering of 8,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $80,000,000 which is described in Note 4.
Simultaneously with the consummation of the Initial Public Offering, the Company consummated the sale of 410,000 units (the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to Consonance Life Sciences (the “Sponsor”), generating gross proceeds of $4,100,000, which is described in Note 5.
Following the consummation of the Initial Public Offering on November 23, 2020, an amount of $80,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
On December 1, 2020, the underwriters fully exercised their over-allotment option, resulting in an additional 1,200,000 Units issued for an aggregate amount of $12,000,000. In connection with the underwriters’ full exercise of their over-allotment option, the Company also consummated the sale of an additional 24,000 Private Placement Units at $10.00 per Private Placement Unit, generating total proceeds of $12,240,000. A total of $12,000,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $92,000,000.
Transaction costs amounted to $5,658,864, consisting of $1,840,000 of underwriting fees, $3,220,000 of deferred underwriting fees and $598,864 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consonance-HFW
Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on August 21, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination”).
The Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of June 30, 2021, the Company had not commenced any operations. All activity through June 30, 2021 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and subsequent to the Initial Public Offering, identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income from the proceeds derived from the Initial Public Offering.
The registration statement for the Company’s Initial Public Offering became effective on November 18, 2020. On November 23, 2020, the Company consummated the Initial Public Offering of 8,000,000 units (the “Units” and individually a “Unit” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $80,000,000 which is described in Note 3.
Simultaneously with the consummation of the Initial Public Offering, the Company consummated the sale of 410,000 units (the “Private Placement Units” and individually a “Private Placement Unit”) at a price of $10.00 per Private Placement Unit in a private placement to Consonance Life Sciences (the “Sponsor”), generating gross proceeds of $4,100,000, which is described in Note 4.
Following the consummation of the Initial Public Offering on November 23, 2020, an amount of $80,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Units was placed in a trust account (the “Trust Account”) and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting certain conditions of Rule
2a-7
of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
On December 1, 2020, the underwriters fully exercised their over-allotment option, resulting in an additional 1,200,000 Units issued for an aggregate amount of $12,000,000. In connection with the underwriters’ full exercise of their over-allotment option, the Company also consummated the sale of an additional 24,000 Private Placement Units at $10.00 per Private Placement Unit, generating total proceeds of $12,240,000. A total of $12,000,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $92,000,000.
Transaction costs amounted to $5,658,864, consisting of $1,840,000 of underwriting fees, $3,220,000 of deferred underwriting fees and $598,864 of other offering costs.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Placement Units, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting commissions held in the Trust Account and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. On April 15, 2021, the Company has entered into a Business Combination agreement with Surrozen, Inc., see Note 10. Subsequent Events — Business Combination Agreement, PIPE Financing and Proxy Statement, however, There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. On June 24, 2021, the Company filed a Proxy Statement on Schedule 14A with the Securities and Exchange Commission (the “SEC”), see Note 10. Subsequent Events — Business Combination Agreement, PIPE Financing and Proxy Statement.
Business Combination Agreement, PIPE Financing and Proxy Statement
On April 15, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Surrozen, Inc. (“Surrozen”), pursuant to which a wholly-owned subsidiary of the Company will merge with and into Surrozen, with Surrozen surviving as a wholly-owned subsidiary of the Company and the Company will redomicile as a Delaware corporation. In accordance with the terms and subject to the conditions of the Business Combination Agreement, each share and equity award (whether vested or unvested) of Surrozen outstanding as of closing will be exchanged for shares of the Company’s common stock or comparable equity awards that are settled or are exercisable for shares of the Company’s common stock, as applicable, based on an implied Surrozen equity value of $200,000,000 and a $10.00 per share value of the Company’s common stock. In connection with the foregoing and concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements with certain investors (the “Subscription Agreement(s)” and such investors, the “PIPE Investors”), pursuant to which the PIPE Investors have agreed to subscribe for and purchase, and the Company has agreed to issue and sell to the PIPE Investors, an aggregate of 12,020,000 units, each consisting of one share of the Company’s common stock and one-third
of one redeemable warrant for one share of the Company’s common stock (the “PIPE Warrants”), for a purchase price of $10.00 per unit (the “PIPE Units”), for aggregate gross proceeds of $120,200,000 (the “PIPE Financing”). Each whole PIPE Warrant entitles the holder thereof to purchase one share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as described in the form of warrant agreement attached to the form of Subscription Agreement, and only whole PIPE Warrants will be exercisable. The PIPE Warrants have substantially the same provisions as the warrants issued in connection with the Company’s Initial Public Offering. The securities to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”) in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. On June 24, 2021, the Company filed a Proxy Statement on Schedule 14A with the Securities and Exchange Commission (the “SEC”), announcing an extraordinary general meeting of the Company submitting the Business Combination and its Condition Precedent Proposals (as defined in the Proxy Statement) for shareholder approval.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or effecting our Business Combination, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.